Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2 Notes		$59,302,245.10	0.2491691	$37,653,935.64	0.1582098	$21,648,309.46
Class A-3 Notes		$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes		$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities		$563,152,245.10	0.5860980	$541,503,935.64	0.5635676	$21,648,309.46

Weighted Avg. Coupon (WAC)		5.17%		5.17%
Weighted Avg. Remaining Maturity (WARM)		45.54		44.63
Pool Receivables Balance		$689,732,716.05		$662,830,250.22
Remaining Number of Receivables		52,586		51,689

Adjusted Pool Balance		$676,116,710.35		$649,876,335.25

III. COLLECTIONS

Principal:
Principal Collections						$25,474,555.22
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$895,844.51
Total Principal Collections						$26,370,399.73

Interest:
Interest Collections						$2,986,637.76
Late Fees & Other Charges						$41,877.96
Interest on Repurchase Principal						$-
Total Interest Collections						$3,028,515.72

Collection Account Interest						$2,146.05
Reserve Account Interest						$500.55
Servicer Advances						$-

Total Collections						$29,401,562.05

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections						$29,401,562.05
Reserve Account Release						$-
Reserve Account Draw						$-
Total Available for Distribution						$29,401,562.05
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$574,777.26		$574,777.26		$574,777.26
Collection Account Interest						$2,146.05
Late Fees & Other Charges						$41,877.96
Total due to Servicer						$618,801.27

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$42,499.94		$42,499.94
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$820,235.36		$820,235.36		$820,235.36

Available Funds Remaining:						$27,962,525.42

4. Principal Distribution Amount:						$21,648,309.46

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$21,648,309.46
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		21,648,309.46		$21,648,309.46
Total Noteholders Principal				$21,648,309.46

5. Available Amounts Remaining to reserve account						6,314,215.96

11. Trustee Expenses						0.00

12. Remaining Available Collections Released to Certificateholder						6,314,215.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount						$13,616,005.70
Beginning Period Amount						$13,616,005.70
Current Period Amortization						$662,090.73
Ending Period Required Amount						$12,953,914.97
Ending Period Amount						$12,953,914.97
Next Distribution Date Required Amount						$12,311,322.29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance						0.50%
Beginning Period Required Amount						$5,355,959.06
Beginning Period Amount						$5,355,959.06
Current Period Release to Collection Account						$-
Current Period Deposit						$6,314,215.96
Current Period Release to Depositor						$6,314,215.96
Ending Period Required Amount (0.5% of APB of cut-off date)						$5,355,959.06
Ending Period Amount						$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target		17.50%
Overcollateralization Floor		1.25%
				Beginning	Ending	Target
Overcollateralization Amount				$112,964,465.25	$108,372,399.61	$108,372,399.61
Overcollateralization as a % of Adjusted Pool				16.71%	16.68%	16.68%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	16
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.55%	50,939	98.33%	$651,744,174.76
30 - 60 Days	1.14%	588	1.28%	$8,513,505.03
61 - 90 Days	0.25%	131	0.32%	$2,088,823.84
91 + Days	0.06%	31	0.07%	$483,746.59
		51,689		$662,830,250.22
Total
Delinquent Receivables 61 + days past due	0.31%	162	0.39%	$2,572,570.43
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.30%	158	0.35%	$2,405,609.44
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	162	0.34%	$2,458,680.57
Three-Month Average Delinquency Ratio	0.31%		0.36%

Repossession in Current Period		60		$933,231.94
Repossession Inventory		73		$577,954.17

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,427,910.61
Recoveries				$(895,844.51)
Net Charge-offs for Current Period				$532,066.10

Beginning Pool Balance for Current Period				$689,732,716.05

Net Loss Ratio				0.93%
Net Loss Ratio for 1st Preceding Collection Period				0.51%
Net Loss Ratio for 2nd Preceding Collection Period				0.84%
Three-Month Average Net Loss Ratio for Current Period				0.76%

Cumulative Net Losses for All Periods				$6,813,477.29
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$3,643,178.48
Number of Extensions				224

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